Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision at statutory rate, amount									$ 4,651	$ 2,829	$ 2,866
Provision at statutory rate, percent									34.00%	34.00%	34.00%
Tax-exempt income, amount									$ (1,045)	$ (1,177)	$ (1,347)
Tax-exempt income, percent									(7.60%)	(14.10%)	(15.90%)
Nondeductible interest expense, amount									$ 32	$ 32	$ 34
Nondeductible interest expense, percent									0.20%	0.40%	0.40%
Nondeductible merger-related expense, amount									$ 43	$ 186
Nondeductible merger-related expense, percent									0.30%	2.20%
Stock-based compensation, amount									$ (50)
Stock-based compensation, percent									(0.40%)
Change in effective corporate tax rate, amount									$ 401
Change in effective corporate tax rate, percent									2.90%
Other, amount									$ 190	$ 35	$ 9
Other, percent									1.50%	0.40%
Total provision	$ 1,687	$ 914	$ 885	$ 736	$ 776	$ 261	$ 566	$ 302	$ 4,222	$ 1,905	$ 1,562
Actual tax expense and effective rate, percent									30.90%	22.90%	18.50%